Form N-CSR Cover	12 Months Ended
Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amendment
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024